Parent Entity Information	12 Months Ended
Jun. 30, 2022
Parent Entity Information [abstract]
Parent entity information

Note 40. Parent entity information

Set out below is the supplementary information about the parent entity.

Statement of profit or loss and other comprehensive income

	Parent
	30 June 2023	30 June 2022
	$	$

Loss after income tax	(10,541,904)	(19,962,718)
Total comprehensive income	(10,541,904)	(19,962,718)

Statement of financial position

	Parent
	30-Jun-23	30-Jun-22
	$	$

Total current assets	2,811,985	6,925,107

Total non-current assets	7,238,864	3,852,108
Total assets	10,050,849	10,777,215

Total current liabilities	3,901,365	2,044,842

Total non-current liabilities	1,206,130	62,861
Total liabilities	5,107,495	2,107,703

Net assets	4,943,354	8,669,512
Issued capital	76,008,621	61,822,859
Foreign currency reserve	232,801	-
Equity remuneration reserve	1,601,530	9,338,100
Accumulated losses	(72,899,598)	(62,491,447)
Total equity	4,943,354	8,669,512

Significant accounting policies

The accounting policies of the parent entity are consistent with those of the consolidated entity, as disclosed in note 1, except for the following:

●	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity.

●	Investments in associates are accounted for at cost, less any impairment, in the parent entity.